INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before income taxes
Domestic	$ (11,098)	$ 1,241	$ (6,689)
Foreign	863	(853)	257
Total income (loss) before income taxes	$ (10,235)	$ 388	$ (6,432)
US statutory rate	21.00%	21.00%	21.00%
Income taxed computed at U. S. federal statutory rate	$ (2,149)	$ 81	$ (1,351)
Foreign rate differential	(14)	(155)	(52)
State and local income taxes	(359)	207	(464)
Non-deductible expenses	81	40	114
Share-based compensation	(118)	100	98
GILTI	308	0	261
Change in valuation allowance	1,493	159	1,661
Tax credits	(338)	(469)	(301)
Changes in uncertain tax positions	881	956	880
Foreign currency adjustment	(22)	187	22
Withholding tax	266	113	73
162m Addback	538	0	0
Transaction Costs	578	0	0
Warrants - MTM	160	(5)	5
Tax Inflation Adjustment	185	0	0
Tax Impact of Tax Rate Changes	111	(33)	(61)
Other	(364)	19	17
Total income tax provision	$ 1,237	$ 1,200	$ 902
Effective income tax rate	(12.00%)	309.00%	(14.00%)